Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information reflecting the relationship between executive compensation actually paid by the Company and the Company’s financial performance for each of the last three completed calendar years. In determining the compensation “actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 fiscal years. Note that for our NEOs other than our Chief Executive Officer, compensation is reported as an average.

2022 Pay versus Performance 1

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation “Actually Paid” to CEO ($) 2	Average Summary Compensation Table total for non-CEO NEOs ($)	Average Compensation “Actually Paid” to non-CEO NEOs ($) 3	Webster Total Stockholder Return (TSR) ($)	Peer Group TSR ($) 4	Net Income (in thousands $s)	Adjusted PPNR (in thousands $) 5
2022	8,076,856	6,999,441	5,303,542	4,464,849	99.37	116.10	644.3	1,336.7
2021	4,721,527	5,764,745	1,591,343	1,951,435	113.57	124.74	408.9	526.5
2020	3,487,859	2,659,016	1,290,681	921,679	83.13	91.29	220.6	470.0

1
The NEOs included in each year are as follows: for 2022, Chief Executive Officer is Mr. Ciulla and the other NEOs are Messrs. Kopnisky, MacInnes, Massiani, and Motl; for 2021, Chief Executive Officer is Mr. Ciulla and the other NEOs are Messrs. MacInnes, Motl, Wilkins, and Bley; for 2020,
Chief Executive Officer
 is Mr. Ciulla and the other NEOs are Messrs. MacInnes, Motl, Wilkins, Bley, and Mhatre.

2
The amounts in this column include deductions and additions from the Summary Compensation Table Total for the Chief Executive Officer as follows: for 2022, deduction of equity granted during the year of $4,824,116, deduction of dividends paid of $285,878, addition of the value of equity granted during 2022 that remains unvested based on year-end
fair value of $4,194,346, change in fair value of unvested equity awards from 2021 year-end
to 2022
year-end
of ($267,513), and change in fair value of equity awards that vested during the year from 2021 year-end
to vest date of $105,746; for 2021, deduction of equity granted during the year of $1,985,580, deduction of dividends paid of $102,043, addition of the value of equity granted during 2021 that remains unvested based on year-end
fair value of $2,246,341, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of $562,148, and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of $322,352; for 2020, deduction of the aggregate change in pension value of $21,800, deduction of equity granted during the year of $1,509,732, deduction of dividends paid of $62,357, addition of the value of equity granted during 2020 that remains unvested based on year-end
fair value of $1,563,568, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of ($490,383), and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of ($308,139). Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted shares is calculated using the closing price on the measurement date (date of vesting or each year-end).
The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.

3
The amounts in this column include deductions and additions from the Summary Compensation Table Total for the average of the other NEOs as follows: for 2022, deduction of equity granted during the year of $3,119,233, deduction of dividends paid of $72,947, addition of the value of equity granted during 2022 that remains unvested based on year-end
fair value of $2,670,811, change in fair value of unvested equity awards from 2021 year-end
to 2022
year-end
of ($201,847), and change in fair value of equity awards that vested during the year from 2021 year-end
to vest date of ($115,477); for 2021, deduction of equity granted during the year of $521,280, deduction of dividends paid of $37.069, addition of the value of equity granted during 2021 that remains unvested based on year-end
fair value of $589,735, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of $186,516, and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of $142,190; for 2020, deduction of the aggregate change in pension value of $14,900, deduction of equity granted during the year of $426,387, deduction of dividends paid of $36,062, addition of the value of equity granted during 2020 that remains unvested based on year-end
fair value of $368,283, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of ($206,389), and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of ($65,468). Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted shares is calculated using the closing price on the measurement date (date of vesting or each year-end).
The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.

4	The amounts in this column are calculated using the KBW Regional Banking index as the Peer Group TSR.
5
Adjusted PPNR is derived from its GAAP number by adjusting for one-time
merger and strategic costs or other extraordinary and
non-recurring
items. These adjustments may be positive or negative from the GAAP number.

Company Selected Measure Name	Adjusted PPNR
Named Executive Officers, Footnote [Text Block]
1
The NEOs included in each year are as follows: for 2022, Chief Executive Officer is Mr. Ciulla and the other NEOs are Messrs. Kopnisky, MacInnes, Massiani, and Motl; for 2021, Chief Executive Officer is Mr. Ciulla and the other NEOs are Messrs. MacInnes, Motl, Wilkins, and Bley; for 2020,
Chief Executive Officer
 is Mr. Ciulla and the other NEOs are Messrs. MacInnes, Motl, Wilkins, Bley, and Mhatre.

Peer Group Issuers, Footnote [Text Block]	The amounts in this column are calculated using the KBW Regional Banking index as the Peer Group TSR.
PEO Total Compensation Amount	$ 8,076,856	$ 4,721,527	$ 3,487,859
PEO Actually Paid Compensation Amount	$ 6,999,441	5,764,745	2,659,016
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts in this column include deductions and additions from the Summary Compensation Table Total for the Chief Executive Officer as follows: for 2022, deduction of equity granted during the year of $4,824,116, deduction of dividends paid of $285,878, addition of the value of equity granted during 2022 that remains unvested based on year-end
fair value of $4,194,346, change in fair value of unvested equity awards from 2021 year-end
to 2022
year-end
of ($267,513), and change in fair value of equity awards that vested during the year from 2021 year-end
to vest date of $105,746; for 2021, deduction of equity granted during the year of $1,985,580, deduction of dividends paid of $102,043, addition of the value of equity granted during 2021 that remains unvested based on year-end
fair value of $2,246,341, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of $562,148, and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of $322,352; for 2020, deduction of the aggregate change in pension value of $21,800, deduction of equity granted during the year of $1,509,732, deduction of dividends paid of $62,357, addition of the value of equity granted during 2020 that remains unvested based on year-end
fair value of $1,563,568, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of ($490,383), and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of ($308,139). Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted shares is calculated using the closing price on the measurement date (date of vesting or each year-end).
	The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.
Non-PEO NEO Average Total Compensation Amount	$ 5,303,542	1,591,343	1,290,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,464,849	1,951,435	921,679
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts in this column include deductions and additions from the Summary Compensation Table Total for the average of the other NEOs as follows: for 2022, deduction of equity granted during the year of $3,119,233, deduction of dividends paid of $72,947, addition of the value of equity granted during 2022 that remains unvested based on year-end
fair value of $2,670,811, change in fair value of unvested equity awards from 2021 year-end
to 2022
year-end
of ($201,847), and change in fair value of equity awards that vested during the year from 2021 year-end
to vest date of ($115,477); for 2021, deduction of equity granted during the year of $521,280, deduction of dividends paid of $37.069, addition of the value of equity granted during 2021 that remains unvested based on year-end
fair value of $589,735, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of $186,516, and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of $142,190; for 2020, deduction of the aggregate change in pension value of $14,900, deduction of equity granted during the year of $426,387, deduction of dividends paid of $36,062, addition of the value of equity granted during 2020 that remains unvested based on year-end
fair value of $368,283, change in fair value of unvested equity awards from 2020 year-end
to 2021
year-end
of ($206,389), and change in fair value of equity awards that vested during the year from 2020 year-end
to vest date of ($65,468). Dividends paid on unvested and vested shares and accrued for performance shares have been included in the change in share price calculations. No additional pension service cost has been added to actual compensation because the Pension Plan is frozen. The value for time based restricted shares is calculated using the closing price on the measurement date (date of vesting or each year-end).
	The value for performance-based shares is based on the actual metric at the measurement date for internal metrics and based on new Monte-Carlo calculations for TSR metrics at each measurement date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer and other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below:

Compensation Actually Paid vs. Net Income [Text Block]
The Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer and other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The Company’s actual pay for its Chief Executive Officer and other NEOs as compared to Net Income and adjusted PPNR and actual pay for its Chief Executive Officer and other NEOs as compared to the Company’s TSR and the TSR of the KBW Regional Banking index are shown below:

Tabular List [Table Text Block]
Below is an unranked list of the most important performance measures used to link executive compensation actually paid to the Company’s performance:

Key Performance Measures
1	Pre-Provision Net Revenue
2	Return on Average Assets
3	Relative Total Stockholder Return
4	Return on Equity
5	Strategic Goals
6	Risk Management
7	Leadership

Total Shareholder Return Amount	$ 99.37	113.57	83.13
Peer Group Total Shareholder Return Amount	116.1	124.74	91.29
Net Income (Loss)	$ 644,300	$ 408,900	$ 220,600
Company Selected Measure Amount	1,336,700	526,500	470,000
PEO Name	Mr. Ciulla	Mr. Ciulla	Mr. Ciulla
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Provision Net Revenue
Non-GAAP Measure Description [Text Block]	Adjusted PPNR is derived from its GAAP number by adjusting for one-time
merger and strategic costs or other extraordinary and
non-recurring
	items. These adjustments may be positive or negative from the GAAP number.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Goals
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Risk Management
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Leadership
PEO [Member] | Deduction of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,824,116)	$ (1,985,580)	$ (1,509,732)
PEO [Member] | Deduction of Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(285,878)	(102,043)	(62,357)
PEO [Member] | Addition of the Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,194,346	2,246,341	1,563,568
PEO [Member] | Change in Fair Value of Unvested Equity Awards. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(267,513)	562,148	(490,383)
PEO [Member] | Change in Fair Value of Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,746	322,352	(308,139)
PEO [Member] | Deduction of the Aggregate Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(21,800)
Non-PEO NEO [Member] | Deduction of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,119,233)	(521,280)	(426,387)
Non-PEO NEO [Member] | Deduction of Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,947)	(37.069)	(36,062)
Non-PEO NEO [Member] | Addition of the Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,670,811	589,735	368,283
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,847)	186,516	(206,389)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (115,477)	$ 142,190	(65,468)
Non-PEO NEO [Member] | Deduction of the Aggregate Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (14,900)